united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Ste 450, Cincinatti, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 9/30

Date of reporting period: 3/31/24

Item 1. Reports to Stockholders.

Class I Shares – LSEIX

Semi-Annual Report
March 31, 2024

1-855-233-8300

www.persimmonfunds.com.

Distributed by Northern Lights Distributors, LLC
Member FINRA/SIPC

Persimmon Long/Short Fund
Portfolio Review (Unaudited)
March 31, 2024

The Fund’s performance figures* for the period ended March 31, 2024, as compared to its benchmark:

			Annualized	Annualized
	Six Months	One Year	Five Years	Ten Years
Persimmon Long Short Fund - Class I	20.07%	23.17%	7.60%	4.55%
HFRX Equity Hedge Index **	7.13%	9.66%	5.57%	3.09%
S&P 500 Total Return Index ***	23.48%	29.88%	15.05%	12.96%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual gross operating expenses as stated in the fee table of the Fund’s prospectus dated February 1, 2024 are 2.10% for Class I Shares. Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00%. The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least February 1, 2025, to ensure that Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expenses on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses (such as litigation expenses, which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Advisor)) will not exceed 1.99% of the daily average net assets attributable to Class I shares. The Advisor may seek reimbursement only for fees waived or expenses paid by it during the prior three years; provided, however, that such fees and expenses may only be reimbursed to the extent they were waived or paid after the date of the waiver agreement (or any similar agreement). Reimbursements will only be sought if total expenses remain below the expenses limitation in place now or at the time of waiver or reimbursement. The Board may terminate this expense reimbursement arrangement at any time. For performance information current to the most recent month-end, please call 1-855-233-8300.

**	HFRX Equity Hedge Index is a daily index of Long/Short Equity Hedge Fund Returns provided by Hedge Fund Research (hedgefundresearch.com). Index performance returns do not reflect any management fees, transaction costs or expenses. You cannot invest directly in an index.

***	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index.

Asset Class	% of Net Assets
Common Stocks	98.3%
Short-Term Investment	0.9%
Other Assets In Excess of Liabilities	0.8%
Total	100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.3%
	ADVERTISING & MARKETING - 0.1%
383	Interpublic Group of Companies, Inc. (The)	$12,497
230	Omnicom Group, Inc.	22,255
		34,752
	AEROSPACE & DEFENSE - 1.7%
558	Boeing Company (The)(a)	107,688
240	General Dynamics Corporation	67,798
364	Howmet Aerospace, Inc.	24,909
48	Huntington Ingalls Industries, Inc.	13,991
234	L3Harris Technologies, Inc.	49,865
230	Lockheed Martin Corporation	104,620
174	Northrop Grumman Corporation	83,287
1,536	Raytheon Technologies Corporation	149,806
45	Teledyne Technologies, Inc.(a)	19,319
253	Textron, Inc.	24,270
46	TransDigm Group, Inc.	56,654
		702,207
	APPAREL & TEXTILE PRODUCTS - 0.3%
1,239	NIKE, Inc., Class B	116,441
52	Ralph Lauren Corporation	9,764
310	Tapestry, Inc.	14,719
		140,924
	ASSET MANAGEMENT - 0.7%
109	Ameriprise Financial, Inc.	47,790
120	BlackRock, Inc.	100,044
1,157	Charles Schwab Corporation (The)	83,697
264	Franklin Resources, Inc.	7,421
392	Invesco Ltd.	6,503
186	Raymond James Financial, Inc.	23,886
217	T Rowe Price Group, Inc.	26,457
		295,798
	AUTOMOTIVE - 1.3%
235	Aptiv PLC(a)	18,718
198	BorgWarner, Inc.	6,879
3,772	Ford Motor Company	50,092

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	AUTOMOTIVE - 1.3% (Continued)
1,149	General Motors Company	$52,107
2,295	Tesla, Inc.(a)	403,438
		531,234
	BANKING - 3.2%
7,503	Bank of America Corporation	284,514
2,039	Citigroup, Inc.	128,946
442	Citizens Financial Group, Inc.	16,040
147	Comerica, Inc.	8,084
730	Fifth Third Bancorp	27,163
1,082	Huntington Bancshares, Inc.	15,094
2,363	JPMorgan Chase & Company	473,309
1,054	KeyCorporation	16,664
442	PNC Financial Services Group, Inc. (The)	71,427
975	Regions Financial Corporation	20,514
3,798	Wells Fargo & Company	220,132
		1,281,887
	BEVERAGES - 1.4%
3,879	Coca-Cola Company (The)	237,317
162	Constellation Brands, Inc., Class A	44,025
179	Molson Coors Beverage Company, Class B	12,038
790	Monster Beverage Corporation(a)	46,831
1,355	PepsiCo, Inc.	237,139
		577,350
	BIOTECH & PHARMA - 5.5%
1,693	AbbVie, Inc.	308,295
577	Amgen, Inc.	164,053
762	Eli Lilly and Company	592,806
1,166	Gilead Sciences, Inc.	85,410
232	Incyte Corporation(a)	13,217
2,102	Johnson & Johnson	332,515
2,403	Merck & Company, Inc.	317,076
5,243	Pfizer, Inc.	145,493
80	Regeneron Pharmaceuticals, Inc.(a)	76,999
258	Vertex Pharmaceuticals, Inc.(a)	107,847

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	BIOTECH & PHARMA - 5.5% (Continued)
718	Viatris, Inc.	$8,573
359	Zoetis, Inc.	60,746
		2,213,030
	CABLE & SATELLITE - 0.5%
4,450	Comcast Corporation, Class A	192,908

	CHEMICALS - 1.7%
224	Air Products and Chemicals, Inc.	54,268
103	Albemarle Corporation	13,569
92	Avery Dennison Corporation	20,539
119	Celanese Corporation	20,451
239	CF Industries Holdings, Inc.	19,887
764	Corteva, Inc.	44,060
723	Dow, Inc.	41,883
676	DuPont de Nemours, Inc.	51,829
126	Eastman Chemical Company	12,628
132	FMC Corporation	8,408
506	Linde plc	234,946
228	LyondellBasell Industries N.V., Class A	23,320
362	Mosaic Company (The)	11,751
241	PPG Industries, Inc.	34,921
252	Sherwin-Williams Company (The)	87,527
		679,987
	COMMERCIAL SUPPORT SERVICES - 0.5%
74	Cintas Corporation	50,840
211	Republic Services, Inc.	40,394
114	Robert Half, Inc.	9,038
210	Rollins, Inc.	9,717
410	Waste Management, Inc.	87,391
		197,380
	CONSTRUCTION MATERIALS - 0.2%
67	Martin Marietta Materials, Inc.	41,134
143	Vulcan Materials Company	39,028
		80,162

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	CONTAINERS & PACKAGING - 0.2%
1,530	Amcor PLC	$14,550
392	International Paper Company	15,296
94	Packaging Corporation of America	17,840
314	Westrock Company	15,527
		63,213
	DATA CENTER REIT - 0.3%
206	Digital Realty Trust, Inc.	29,672
82	Equinix, Inc.	67,677
		97,349
	DIVERSIFIED INDUSTRIALS - 1.6%
151	Dover Corporation	26,756
364	Eaton Corporation PLC	113,816
611	Emerson Electric Company	69,300
1,155	General Electric Company	202,736
728	Honeywell International, Inc.	149,421
296	Illinois Tool Works, Inc.	79,426
154	Pentair PLC	13,158
		654,613
	E-COMMERCE DISCRETIONARY - 3.9%
8,300	Amazon.com, Inc.(a)	1,497,154
740	eBay, Inc.	39,057
		1,536,211
	ELECTRIC UTILITIES - 2.1%
691	AES Corporation (The)	12,390
279	Alliant Energy Corporation	14,062
277	Ameren Corporation	20,487
540	American Electric Power Company, Inc.	46,494
521	CenterPoint Energy, Inc.	14,843
327	CMS Energy Corporation	19,731
298	Consolidated Edison, Inc.	27,061
341	Constellation Energy Corporation	63,034
204	DTE Energy Company	22,877
685	Duke Energy Corporation	66,245
399	Edison International	28,221

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	ELECTRIC UTILITIES - 2.1% (Continued)
214	Entergy Corporation	$22,616
241	Evergy, Inc.	12,865
1,024	Exelon Corporation	38,472
621	FirstEnergy Corporation	23,983
1,908	NextEra Energy, Inc.	121,939
238	NRG Energy, Inc.	16,110
108	Pinnacle West Capital Corporation	8,071
815	PPL Corporation	22,437
561	Public Service Enterprise Group, Inc.	37,464
622	SEMPRA	44,678
1,131	Southern Company (The)	81,137
346	WEC Energy Group, Inc.	28,414
574	Xcel Energy, Inc.	30,853
		824,484
	ELECTRICAL EQUIPMENT - 1.2%
140	A O Smith Corporation	12,524
96	Allegion plc	12,932
218	AMETEK, Inc.	39,872
584	Amphenol Corporation, Class A	67,365
729	Carrier Global Corporation	42,377
316	Fortive Corporation	27,182
810	Johnson Controls International plc	52,909
193	Keysight Technologies, Inc.(a)	30,181
397	Otis Worldwide Corporation	39,410
103	Rockwell Automation, Inc.	30,007
321	TE Connectivity Ltd.	46,622
249	Trane Technologies PLC	74,751
		476,132
	ENGINEERING & CONSTRUCTION - 0.2%
134	Jacobs Solutions, Inc.	20,600
155	Quanta Services, Inc.	40,269
		60,869
	ENTERTAINMENT CONTENT - 0.2%
319	Electronic Arts, Inc.	42,322

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	ENTERTAINMENT CONTENT - 0.2% (Continued)
339	Fox Corporation, Class A	$10,601
154	Fox Corporation - Class B, CLASS B	4,407
459	Paramount Global, Class B	5,402
122	Take-Two Interactive Software, Inc.(a)	18,116
		80,848
	FOOD - 0.7%
177	Campbell Soup Company	7,868
524	Conagra Brands, Inc.	15,531
649	General Mills, Inc.	45,411
168	Hershey Company (The)	32,676
279	Hormel Foods Corporation	9,734
269	Kellanova	15,411
635	Kraft Heinz Company (The)	23,432
139	Lamb Weston Holdings, Inc.	14,808
1,397	Mondelez International, Inc., A	97,789
321	Tyson Foods, Inc., Class A	18,852
		281,512
	GAS & WATER UTILITIES - 0.1%
201	American Water Works Company, Inc.	24,564
132	Atmos Energy Corporation	15,691
372	NiSource, Inc.	10,290
		50,545
	HEALTH CARE FACILITIES & SERVICES - 3.0%
291	Cardinal Health, Inc.	32,563
157	Cencora, Inc.	38,149
657	Centene Corporation(a)	51,561
325	Cigna Group (The)	118,037
1,386	CVS Health Corporation	110,547
88	DaVita, Inc.(a)	12,148
252	Elevance Health, Inc.	130,672
257	HCA Healthcare, Inc.	85,717
142	Henry Schein, Inc.(a)	10,724
135	Humana, Inc.	46,807
174	IQVIA Holdings, Inc.(a)	44,003

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 3.0% (Continued)
95	Laboratory Corp of America Holdings	$20,754
190	McKesson Corporation	102,002
130	Quest Diagnostics, Inc.	17,304
738	UnitedHealth Group, Inc.	365,089
76	Universal Health Services, Inc., Class B	13,867
		1,199,944
	HEALTH CARE REIT - 0.1%
527	Healthpeak Properties, Inc.	9,881
373	Ventas, Inc.	16,240
410	Welltower, Inc.	38,310
		64,431
	HOME CONSTRUCTION - 0.4%
274	DR Horton, Inc.	45,087
287	Lennar Corporation, Class A	49,357
287	Masco Corporation	22,639
64	Mohawk Industries, Inc.(a)	8,377
3	NVR, Inc.(a)	24,300
213	PulteGroup, Inc.	25,692
		175,452
	HOTEL REITS - 0.0%(b)
699	Host Hotels & Resorts, Inc.	14,455

	HOUSEHOLD PRODUCTS - 1.2%
272	Church & Dwight Company, Inc.	28,372
826	Colgate-Palmolive Company	74,381
2,385	Procter & Gamble Company (The)	386,967
		489,720
	INDUSTRIAL REIT - 0.4%
866	Prologis, Inc.	112,772

	INDUSTRIAL SUPPORT SERVICES - 0.3%
550	Fastenal Company	42,427
66	United Rentals, Inc.	47,594

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 0.3% (Continued)
41	WW Grainger, Inc.	$41,709
		131,730
	INFRASTRUCTURE REIT - 0.2%
401	Crown Castle, Inc.	42,438
110	SBA Communications Corporation, A	23,837
		66,275
	INSTITUTIONAL FINANCIAL SERVICES - 1.4%
922	Bank of New York Mellon Corporation (The)	53,126
118	Cboe Global Markets, Inc.	21,680
387	CME Group, Inc.	83,317
326	Goldman Sachs Group, Inc. (The)	136,166
588	Intercontinental Exchange, Inc.	80,809
1,418	Morgan Stanley	133,519
351	Nasdaq, Inc.	22,148
231	Northern Trust Corporation	20,541
384	State Street Corporation	29,691
		580,997
	INSURANCE - 4.8%
795	Aflac, Inc.	68,259
356	Allstate Corporation (The)	61,592
753	American International Group, Inc.	58,862
220	Aon PLC, Class A	73,418
164	Arthur J Gallagher & Company	41,007
67	Assurant, Inc.	12,612
2,072	Berkshire Hathaway, Inc., Class B(a)	871,318
464	Chubb Ltd.	120,236
237	Cincinnati Financial Corporation	29,428
38	Everest Re Group Ltd.	15,105
111	Globe Life, Inc.	12,917
396	Hartford Financial Services Group, Inc. (The)	40,808
259	Loews Corporation	20,277
532	Marsh & McLennan Companies, Inc.	109,581
806	MetLife, Inc.	59,733
227	Principal Financial Group, Inc.	19,592

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	INSURANCE - 4.8% (Continued)
652	Progressive Corporation (The)	$134,847
407	Prudential Financial, Inc.	47,782
293	Travelers Companies, Inc. (The)	67,431
219	W R Berkley Corporation	19,368
134	Willis Towers Watson PLC	36,850
		1,921,023
	INTERNET MEDIA & SERVICES - 5.3%
5,680	Alphabet, Inc., Class A(a)	857,282
5,460	Alphabet, Inc., Class C(a)	831,340
41	Booking Holdings, Inc.	148,743
121	Expedia Group, Inc.(a)	16,668
463	Netflix, Inc.(a)	281,194
96	VeriSign, Inc.(a)	18,193
		2,153,420
	LEISURE FACILITIES & SERVICES - 1.6%
369	Carnival Corporation(a)	6,029
23	Chipotle Mexican Grill, Inc.(a)	66,856
113	Darden Restaurants, Inc.	18,888
38	Domino’s Pizza, Inc.	18,881
284	Hilton Worldwide Holdings, Inc.	60,580
127	Live Nation Entertainment, Inc.(a)	13,433
258	Marriott International, Inc., Class A	65,096
707	McDonald’s Corporation	199,339
475	MGM Resorts International(a)	22,425
210	Norwegian Cruise Line Holdings Ltd.(a)	4,395
166	Royal Caribbean Cruises Ltd.(a)	23,076
1,246	Starbucks Corporation	113,872
92	Wynn Resorts Ltd.	9,405
319	Yum! Brands, Inc.	44,229
		666,504
	LEISURE PRODUCTS - 0.0%(b)
146	Hasbro, Inc.	8,252

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	MACHINERY - 1.3%
581	Caterpillar, Inc.	$212,896
323	Deere & Company	132,669
73	IDEX Corporation	17,813
342	Ingersoll Rand, Inc.	32,473
109	Parker-Hannifin Corporation	60,581
51	Snap-on, Inc.	15,107
205	Veralto Corporation	18,175
186	Xylem, Inc.	24,039
		513,753
	MEDICAL EQUIPMENT & DEVICES - 3.5%
1,715	Abbott Laboratories	194,927
44	ABIOMED, Inc. - CVR(a)	—
299	Agilent Technologies, Inc.	43,507
297	Becton Dickinson and Company	73,493
1,472	Boston Scientific Corporation(a)	100,817
192	Cooper Companies, Inc. (The)	19,480
615	Danaher Corporation	153,578
214	Dentsply Sirona, Inc.	7,103
376	DexCom, Inc.(a)	52,151
681	Edwards Lifesciences Corporation(a)	65,076
385	GE HealthCare Technologies, Inc.	35,000
249	Hologic, Inc.(a)	19,412
79	IDEXX Laboratories, Inc.(a)	42,654
342	Intuitive Surgical, Inc.(a)	136,489
23	Mettler-Toledo International, Inc.(a)	30,620
139	ResMed, Inc.	27,526
111	Revvity, Inc.	11,655
83	STERIS plc	18,660
335	Stryker Corporation	119,886
395	Thermo Fisher Scientific, Inc.	229,579
61	Waters Corporation(a)	20,998
74	West Pharmaceutical Services, Inc.	29,283
		1,431,894

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	METALS & MINING - 0.2%
1,337	Freeport-McMoRan, Inc.	$62,866
880	Newmont Corporation	31,539
		94,405
	OIL & GAS PRODUCERS - 4.0%
372	APA Corporation	12,789
1,850	Chevron Corporation	291,819
1,271	ConocoPhillips	161,773
411	Coterra Energy, Inc.	11,459
376	Devon Energy Corporation	18,868
160	Diamondback Energy, Inc.	31,707
573	EOG Resources, Inc.	73,252
4,422	Exxon Mobil Corporation	514,012
270	Hess Corporation	41,213
777	Marathon Oil Corporation	22,020
637	Marathon Petroleum Corporation	128,356
850	Occidental Petroleum Corporation	55,242
436	ONEOK, Inc.	34,954
424	Phillips 66	69,256
162	Pioneer Natural Resources Company	42,525
398	Valero Energy Corporation	67,935
1,200	Williams Companies, Inc. (The)	46,764
		1,623,944
	OIL & GAS SERVICES & EQUIPMENT - 0.3%
649	Baker Hughes Company	21,742
865	Halliburton Company	34,098
1,377	Schlumberger Ltd.	75,473
		131,313
	PUBLISHING & BROADCASTING - 0.0%(b)
306	News Corporation, CLASS A - NON-VOTING	8,011
101	News Corporation, Class B	2,733
		10,744
	REAL ESTATE SERVICES - 0.1%
330	CBRE Group, Inc., Class A(a)	32,089

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	RESIDENTIAL REIT - 0.2%
137	AvalonBay Communities, Inc.	$25,422
334	Equity Residential	21,079
64	Essex Property Trust, Inc.	15,668
117	Mid-America Apartment Communities, Inc.	15,395
311	UDR, Inc.	11,635
		89,199
	RETAIL - CONSUMER STAPLES - 1.7%
392	Costco Wholesale Corporation	287,191
247	Dollar Tree, Inc.(a)	32,888
900	Kroger Company (The)	51,417
455	Target Corporation	80,631
3,789	Walmart, Inc.	227,984
		680,111
	RETAIL - DISCRETIONARY - 2.6%
23	AutoZone, Inc.(a)	72,488
216	Bath & Body Works, Inc.	10,804
213	Best Buy Company, Inc.	17,472
152	CarMax, Inc.(a)	13,241
149	Genuine Parts Company	23,085
1,006	Home Depot, Inc. (The)	385,901
767	Lowe’s Companies, Inc.	195,378
75	O’Reilly Automotive, Inc.(a)	84,666
356	Ross Stores, Inc.	52,247
1,188	TJX Cos., Inc. (The)	120,487
114	Tractor Supply Company	29,836
61	Ulta Beauty, Inc.(a)	31,896
		1,037,501
	RETAIL REIT - 0.1%
69	Federal Realty Investment Trust	7,046
425	Kimco Realty Corporation	8,334
155	Regency Centers Corporation	9,387
323	Simon Property Group, Inc.	50,546
		75,313

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	SELF-STORAGE REIT - 0.1%
123	Extra Space Storage, Inc.	$18,081
151	Public Storage	43,799
		61,880
	SEMICONDUCTORS - 9.6%
909	Advanced Micro Devices, Inc.(a)	164,065
531	Analog Devices, Inc.	105,026
984	Applied Materials, Inc.	202,930
410	Broadcom, Inc.	543,419
153	KLA Corporation	106,881
135	Lam Research Corporation	131,162
432	Microchip Technology, Inc.	38,755
942	Micron Technology, Inc.	111,052
2,356	NVIDIA Corporation	2,128,788
1,140	QUALCOMM, Inc.	193,002
899	Texas Instruments, Inc.	156,615
		3,881,695
	SOFTWARE - 11.1%
441	Adobe, Inc.(a)	222,529
150	Akamai Technologies, Inc.(a)	16,314
83	ANSYS, Inc.(a)	28,814
224	Autodesk, Inc.(a)	58,334
261	Cadence Design Systems, Inc.(a)	81,244
650	Fortinet, Inc.(a)	44,402
581	Gen Digital, Inc.	13,014
246	Intuit, Inc.	159,900
7,444	Microsoft Corporation	3,131,840
2,082	Oracle Corporation	261,520
95	Roper Technologies, Inc.	53,280
771	Salesforce, Inc.	232,210
169	ServiceNow, Inc.(a)	128,846
135	Synopsys, Inc.(a)	77,153
40	Tyler Technologies, Inc.(a)	17,000
		4,526,400

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	SPECIALTY FINANCE - 0.7%
643	American Express Company	$146,404
431	Capital One Financial Corporation	64,172
286	Discover Financial Services	37,492
541	Synchrony Financial	23,328
		271,396
	SPECIALTY REITS - 0.1%
316	Iron Mountain, Inc.	25,346

	STEEL - 0.1%
304	Nucor Corporation	60,162

	TECHNOLOGY HARDWARE - 8.2%
16,418	Apple, Inc.	2,815,358
204	Arista Networks, Inc.(a)	59,156
4,461	Cisco Systems, Inc.	222,649
61	F5, Inc.(a)	11,565
149	Garmin Ltd.	22,182
1,288	Hewlett Packard Enterprise Company	22,836
1,352	HP, Inc.	40,857
342	Juniper Networks, Inc.	12,675
161	Motorola Solutions, Inc.	57,152
217	NetApp, Inc.	22,778
217	Seagate Technology Holdings PLC	20,192
302	Western Digital Corporation(a)	20,608
		3,328,008
	TECHNOLOGY SERVICES - 4.9%
643	Accenture plc, Class A	222,870
435	Automatic Data Processing, Inc.	108,637
115	Broadridge Financial Solutions, Inc.	23,559
142	CDW Corporation	36,321
82	Corpay, Inc.(a)	25,300
114	Equifax, Inc.	30,497
568	Fiserv, Inc.(a)	90,778
88	Gartner, Inc.(a)	41,947

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	TECHNOLOGY SERVICES - 4.9% (Continued)
897	International Business Machines Corporation	$171,291
80	Jack Henry & Associates, Inc.	13,898
179	Kyndryl Holdings, Inc.(a)	3,895
124	Leidos Holdings, Inc.	16,255
855	Mastercard, Inc., Class A	411,742
166	Moody’s Corporation	65,243
83	MSCI, Inc.	46,517
311	Paychex, Inc.	38,191
293	S&P Global, Inc.	124,657
170	Verisk Analytics, Inc.	40,074
1,637	Visa, Inc., Class A	456,855
		1,968,527
	TELECOMMUNICATIONS - 0.2%
424	T-Mobile US, Inc.	69,205

	TIMBER REIT - 0.1%
729	Weyerhaeuser Company	26,178

	TOBACCO & CANNABIS - 0.6%
1,895	Altria Group, Inc.	82,660
1,586	Philip Morris International, Inc.	145,309
		227,969
	TRANSPORTATION & LOGISTICS - 1.6%
442	American Airlines Group, Inc.(a)	6,785
134	CH Robinson Worldwide, Inc.	10,203
2,331	CSX Corporation	86,410
620	Delta Air Lines, Inc.	29,679
179	Expeditors International of Washington, Inc.	21,761
221	FedEx Corporation	64,033
89	JB Hunt Transport Services, Inc.	17,733
253	Norfolk Southern Corporation	64,482
188	Old Dominion Freight Line, Inc.	41,230
534	Southwest Airlines Company	15,587
646	Union Pacific Corporation	158,871

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	TRANSPORTATION & LOGISTICS - 1.6% (Continued)
244	United Airlines Holdings, Inc.(a)	$11,683
706	United Parcel Service, Inc., B	104,933
		633,390
	TRANSPORTATION EQUIPMENT - 0.3%
149	Cummins, Inc.	43,903
534	PACCAR, Inc.	66,157
178	Westinghouse Air Brake Technologies Corporation	25,931
		135,991
	WHOLESALE - CONSUMER STAPLES - 0.2%
612	Archer-Daniels-Midland Company	38,440
526	Sysco Corporation	42,700
		81,140
	WHOLESALE - DISCRETIONARY - 0.2%
704	Copart, Inc.(a)	40,775
268	LKQ Corporation	14,314
39	Pool Corporation	15,737
		70,826

	TOTAL COMMON STOCKS (Cost $19,866,367)	39,726,749

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.9%
	MONEY MARKET FUND - 0.9%
376,606	First American Government Obligations Fund Class X, Class X, 5.23% (Cost $376,606)(c)	376,606

	TOTAL INVESTMENTS - 99.2% (Cost $20,242,973)	$40,103,355
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.8%	338,142
	NET ASSETS - 100.0%	$40,441,497

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2024

ETF	- Exchange-Traded Fund

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2024.

See accompanying notes to financial statements.

Persimmon Long/Short Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2024

ASSETS
Investment securities:
At cost	$20,242,973
At fair value	40,103,355
Cash	10,047
Segregated cash at broker	384,348
Dividends and Interest receivable	24,867
Prepaid expenses and other assets	13,167
TOTAL ASSETS	40,535,784

LIABILITIES
Investment advisory fees payable, net	42,222
Fees payable to other affiliates	33,204
Accrued expenses and other liabilities	18,861
TOTAL LIABILITIES	94,287
NET ASSETS	$40,441,497

Composition of Net Assets:
Paid in capital	$24,732,375
Accumulated earnings	15,709,122
NET ASSETS	$40,441,497

Net Asset Value Per Share:
Class I Shares:
Net Assets	$40,441,497
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	2,827,578
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$14.30

(a)	The Fund will impose a 1.00% redemption fee for any redemptions of Fund shares occurring within 60 days of purchase.

See accompanying notes to financial statements.

Persimmon Long/Short Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2024

INVESTMENT INCOME
Dividends	$282,213
Interest	17,536
Less: Foreign withholding taxes	11
TOTAL INVESTMENT INCOME	299,760

EXPENSES
Advisory fees	234,032
Administrative services fees	30,839
Broker margin interest expense	23,980
Accounting services fees	17,664
Transfer agent fees	16,659
Legal fees	14,906
Compliance officer fees	12,414
Audit fees	10,219
Trustees fees and expenses	6,749
Registration fees	6,386
Custodian fees	5,167
Printing and postage expenses	3,297
Insurance expense	1,085
Third party administrative service fees	179
Other expenses	3,823
TOTAL EXPENSES	387,399

NET INVESTMENT LOSS	(87,639)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	(429,518)
Futures contracts	456,223
Net Realized Gain	26,705

Net change in unrealized appreciation (depreciation) on:
Investments	7,508,371
Futures contracts	(590,250)
Net Change in Unrealized Appreciation	6,918,121

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	6,944,826

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,857,187

See accompanying notes to financial statements.

Persimmon Long/Short Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2024	September 30, 2023
	(Unaudited)
FROM OPERATIONS
Net investment loss	$(87,639)	$(162,603)
Net realized gain (loss) on investments and futures contracts and foreign currency transactions	26,705	(1,944,899)
Net change in unrealized appreciation on investments and futures contracts	6,918,121	4,831,084
Net increase in net assets resulting from operations	6,857,187	2,723,582

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class I	416,443	1,113,794
Redemption fee proceeds:
Class I	1	-
Payments for shares redeemed:
Class I	(1,529,251)	(7,358,496)
Net decrease from shares of beneficial interest transactions	(1,112,807)	(6,244,702)

NET INCREASE (DECREASE) IN NET ASSETS	5,744,380	(3,521,120)

NET ASSETS
Beginning of Period	34,697,117	38,218,237
End of Period *	$40,441,497	$34,697,117

SHARE ACTIVITY

Class I:
Shares Sold	32,406	94,005
Shares Redeemed	(118,445)	(628,631)
Net decrease in shares of beneficial interest outstanding	(86,039)	(534,626)

See accompanying notes to financial statements.

Persimmon Long/Short Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	March 31, 2024		September 30, 2023	September 30, 2022		September 30, 2021		September 30, 2020	September 30, 2019
	(Unaudited)
Net asset value, beginning of period	$11.91		$11.08	$11.82		$10.50		$10.08	$11.18
Income (loss) from investment operations:
Net investment loss (1)	(0.03)		(0.05)	(0.06)		(0.08)		(0.10)	(0.13)
Net realized and unrealized gain (loss) (2)	2.42		0.88	(0.68)		1.40		0.64	(0.63)
Total from investment operations	2.39		0.83	(0.74)		1.32		0.54	(0.76)
Less distributions from:
Net realized gains	—		—	—		—		(0.12)	(0.34)
Total distributions	—		—	—		—		(0.12)	(0.34)
Net asset value, end of period	$14.30		$11.91	$11.08		$11.82		$10.50	$10.08
Total return (3)	20.07	% (9)	7.49%	(6.26	)% (8)	12.57	% (8)	5.47%	(6.72)%
Net assets, at end of period (000s)	$40,441		$34,697	$38,218		$37,378		$33,275	$28,549
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets before fee waiver/recapture (4)(6)(7)	2.07	% (10)	2.09%	1.91%		2.07%		2.44%	2.85%
Ratio of net expenses to average net assets after fee waiver/recapture (6)(7)	2.07	% (10)	2.09%	1.91%		2.15%		2.57%	2.90%
Ratio of net investment loss to average net assets before fee waiver/recapture (5)(7)	(0.47	)% (10)	(0.44)%	(0.47)%		(0.62)%		(0.85)%	(1.20)%
Ratio of net investment loss to average net assets after fee waiver/recapture (5)(7)	(0.47	)% (10)	(0.44)%	(0.47)%		(0.70)%		(0.98)%	(1.24)%
Portfolio Turnover Rate	51	% (9)	0%	0%		6%		227%	326%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Realized and unrealized gains (loss) per share in this caption are balancing amounts necessary to reconcile the change in net assets value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions, if any. Total returns would have been lower absent the fee waiver.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the advisor.

(5)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Gross expenses to average net assets	1.93	% (10)	1.93%	1.82%	2.01%	2.36%	2.53%
Net expenses to average net assets	1.93	% (10)	1.93%	1.82%	2.09%	2.49%	2.58%

(7)	Ratio does not include the expenses of other investment companies in which the Fund invests.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(9)	Not annualized.

(10)	Annualized for periods less than one full year.

See accompanying notes to financial statements.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2024

1.	ORGANIZATION

The Persimmon Long/Short Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under the laws of the State of Delaware on December 5, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on December 31, 2012. The Fund seeks long-term capital appreciation.

The Fund offers Class I shares. Effective May 25, 2016, sales and operations of Class A shares of the Fund were suspended. A principal of the investment advisor solely held the Class A shares for the period from October 1, 2015 to May 25, 2016. The Fund may recommence offering and operation of Class A shares of the Fund in the future. Class I shares of the Fund are sold at Net Asset Value (“NAV”) without an initial sales charge and are not subject to 12b-1 distribution fees. Class I shares are subject to a 1.00% redemption fee on redemptions made within 60 days of the original purchase.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

All investments in securities are recorded at their estimated fair values. The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period ended. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies,” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices. Option contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost, which approximates fair value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2024

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (i.e., the exit price at the measurement date). The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under U.S. GAAP are described below:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access at the measurement date.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available and may require significant management judgment or estimation.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2024

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2024 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stocks	$39,726,749	$—	$—	$39,726,749
Short-Term Investment	376,606	—	—	376,606
Total	$40,103,355	$—	$—	$40,103,355

*	Refer to the Schedule of Investments for industry classification.

The Fund did not hold any Level 3 securities during the period. The were no transfers between levels during the period.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Foreign Currency Transactions – The Fund’s transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines upon replacing the borrowed security, the Fund will realize a gain.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Fund enters into option contracts to meet the requirements of its trading activities.

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The Fund may purchase call options as a temporary substitute for the purchase of individual

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2024

securities, which then could be purchased in orderly fashion. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favourable to the Fund, the benefits realized by the Fund as a result of such favourable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. The Fund did not trade any options during the period October 1, 2023, through March 31, 2024.

Segregated Cash at Broker – The Fund, as of March 31, 2024, has $384,348 due to the prime broker representing the proceeds of securities sold short. Withdrawal of these amounts is restricted based on the level of short trading in the Fund.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code, as amended, that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax years 2021-2023 or expected to be taken in the Fund’s 2024 returns. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the six months ended March 31, 2024, cost of purchases and proceeds from sales of portfolio securities, other than short sales and short-term investments amounted to $32,810,836 and $34,367,482 respectively.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2024

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The derivative instruments outstanding, as of March 31, 2024, as disclosed in the Schedule of Investments and Statement of Assets and Liabilities, and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period, as disclosed in the Statement of Operations, serve as indicators of the volume of derivative activity for the Fund.

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities for the six months ended March 31, 2024:

Derivative	Risk Type	Statement of Assets and Liabilities	Fair Value
Futures contracts	Equity	Unrealized appreciation futures contracts	$—

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the six months ended March 31, 2024:

Derivative Investment Type	Location of Gain/Loss on Derivative
Equity	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts

The following is a summary of the Fund’s derivative investments activity recognized in the Statement of Operations categorized by primary risk exposure for the six months ended March 31, 2024:

			Change in unrealized
		Realized loss on	depreciation on futures
Derivative Investment Type	Primary Risk Exposure	futures contracts	contracts
Future contracts	Equity	$456,223	$(590,250)

There were no offsetting arrangements as of March 31, 2024.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Dakota Wealth Management, LLC. serves as the Fund’s investment advisor (the “Advisor”). Pursuant to an advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee computed and accrued daily and paid monthly, at an annual rate of 1.25% of the average daily net assets. For the six months ended March 31, 2024, the advisory fees incurred by the Fund amounted to $234,032.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least February 1, 2025, to ensure that Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expenses on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses (such as litigation expenses, which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Advisor) will not exceed 1.99% of the daily average net assets attributable to Class I shares. The Advisor may seek reimbursement only for fees waived or expenses paid by it during the prior three years; provided, however, that such fees and expenses may only be reimbursed to the extent they were waived or paid after the date of the waiver agreement (or any similar agreement). Reimbursements will only be sought if total expenses remain below the expense’s limitation in place now or at the time of waiver or reimbursement. The Board may terminate this expense reimbursement arrangement at any time. For the six months ended March 31, 2024, the Advisor did not recapture or reimburse any expenses. There are no future amounts eligible for recapture in future periods.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2024

Northern Lights Distributors, LLC (the “Distributor) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s Class I shares. During the six months ended March 31, 2024, the Distributor did not receive any underwriting commissions for sales of Class I shares.

In addition, certain affiliates of the Distributor provide ancillary services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”)

UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of UFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at March 31, 2024, are as follows:

Cost for Federal Tax purposes	$20,222,066
Unrealized Appreciation	20,099,152
Unrealized Depreciation	(217,863)
Tax Net Unrealized Appreciation	$19,881,289

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended September 30, 2023 and September 30, 2022 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2023	September 30, 2022
Ordinary Income	$—	$—
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$—	$—

As of September 30, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(1,906,073)	$(1,614,910)	$—	$12,372,918	$8,851,935

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2024

The difference between book basis and tax basis accumulated net investment losses, accumulated net realized gain (loss), and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open Section 1256 futures contracts, adjustments for real estate investment trusts and C-Corporation return of capital distributions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $159,064.

Capital losses incurred after September 30 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $ 1,747,009.

At September 30, 2023, the Fund had capital loss carry forwards (“CLCF”) for federal income tax purposes available to offset future capital gains, as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total	CLCF Utilized
$881,700	$733,210	$1,614,910	$—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and tax adjustments for prior year tax returns, resulted in reclassification for the year ended September 30, 2023 as follows:

Accumulated
Paid in Capital	Earnings
$(164,236)	$164,236

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the outstanding shares of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of March 31, 2024, Pershing was the record owner of 71.38% of the outstanding shares and Charles Schwab was the record owners of 28.62%.

8.	NEW ACCOUNTING PRONOUNCEMENTS

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Persimmon Long/Short Fund
EXPENSE EXAMPLES (Unaudited)
March 31, 2024

As a shareholder of the Persimmon Long/Short Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Persimmon Long Short/Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period beginning October 1, 2023, and ended March 31, 2024.

Table 1. Actual Expenses

Table 1 “Actual Expenses” provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period”.

Table 2. Hypothetical Expenses

Table 2 “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Persimmon Long Short/Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending Account	Expenses Paid During
	Expense Ratio **	Account Value	Value	Period
Actual Expenses	10/1/2023 - 3/31/2024	10/1/2023	3/31/2024	10/1/2023 - 3/31/2024

Class I	1.93%	$1,000.00	$1,200.70	$10.62

	Annualized	Beginning	Ending Account	Expenses Paid During
	Expense Ratio **	Account Value	Value	Period *
Hypothetical Expenses	10/1/2023 - 3/31/2024	10/1/2023	3/31/2024	10/1/2023 - 3/31/2024

Class I	1.93%	$1,000.00	$1,015.35	$9.72

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

**	Annualized expense ratio does not include interest expense or dividend expense.

PRIVACY NOTICE

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (402) 493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust III
What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-233-8300 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-855-233-8300.

INVESTMENT ADVISOR
Dakota Wealth Management
1777 Sentry Parkway West
VEVA 14, Suite 102
Blue Bell, PA 19422

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Persimmon-SA24

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(b) Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 6/07/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 6/07/24

By (Signature and Title)

/s/ Rich Gleason

Rich Gleason, Principal Financial Officer/Treasurer

Date 6/07/24